Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Details Narrative
Amount owed to Chairman of the Board of Directors	$ 37,486	$ 11,069
Amount owed to CEO	3,265	465
Amount owed to Boards of Directores	13,917	13,765
Amortization recorded as professonal fee	1,529,182	$ 394,540
Amount owed to Boards of Director Two
Stock based compensation, related parties	$ 1,529,182	$ 394,540